Other financial assets and other non-current assets -Summary of the provision for Expected Credit Losses ("ECLs") (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in allowance account for credit losses of financial assets [abstract]
Balance as of January 1,	€ (8,456)	€ (6,758)
Impairment	(5,889)	(1,698)
Balance as of December 31,	€ (14,345)	€ (8,456)